Average Annual Total Returns (Vanguard Mid-Cap Value Index Fund Participant)	Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.84%	14.05%	13.00%	14.05%
Five Years	17.04%	none	16.41%	17.29%
Since Inception	9.02%		8.73%	9.22%